PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	$ 803,280	$ 767,973
Property, plant and equipment at end of the year	182,041	803,280	$ 767,973
COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	3,668,958	3,415,476	3,171,975
Additions during the year	164,081	341,767	243,501
Write downs for obsolescence	(1,910,513)
Disposals during the year	40,661	88,285
Property, plant and equipment at end of the year	1,881,865	3,668,958	3,415,476
ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(2,865,678)	(2,647,503)	(2,358,347)
Depreciation for the year	189,633	294,494	291,820
Write downs for obsolescence	1,316,891
Disposals during the year	(38,596)	(76,319)	(2,664)
Property, plant and equipment at end of the year	(1,699,824)	(2,865,678)	(2,647,503)
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	36,315	61,951
Property, plant and equipment at end of the year		36,315	61,951
Leasehold improvements | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	169,938	169,938	169,938
Write downs for obsolescence	(111,390)
Property, plant and equipment at end of the year	58,548	169,938	169,938
Leasehold improvements | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(133,623)	(107,987)	(89,855)
Depreciation for the year	12,818	25,636	18,132
Write downs for obsolescence	87,893
Property, plant and equipment at end of the year	(58,548)	(133,623)	(107,987)
Production equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	564,147	558,757
Property, plant and equipment at end of the year	17,529	564,147	558,757
Production equipment | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	1,806,171	1,692,127	1,488,958
Additions during the year	110,987	202,329	203,169
Write downs for obsolescence	(1,799,123)
Disposals during the year	40,661	88,285
Property, plant and equipment at end of the year	77,374	1,806,171	1,692,127
Production equipment | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(1,242,024)	(1,133,370)	(951,605)
Depreciation for the year	85,415	184,973	184,429
Write downs for obsolescence	1,228,998
Disposals during the year	(38,596)	(76,319)	(2,664)
Property, plant and equipment at end of the year	(59,845)	(1,242,024)	(1,133,370)
Computer hardware
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	149,669	77,335
Property, plant and equipment at end of the year	104,769	149,669	77,335
Computer hardware | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	650,071	543,922	543,922
Additions during the year		106,149
Property, plant and equipment at end of the year	650,071	650,071	543,922
Computer hardware | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(500,402)	(466,587)	(433,443)
Depreciation for the year	44,900	33,815	33,144
Property, plant and equipment at end of the year	(545,302)	(500,402)	(466,587)
Computer software
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	2,773	6,961
Property, plant and equipment at end of the year	19,443	2,773	6,961
Computer software | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	726,693	693,404	653,072
Additions during the year	53,094	33,289	40,332
Property, plant and equipment at end of the year	779,787	726,693	693,404
Computer software | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(723,920)	(686,443)	(646,072)
Depreciation for the year	36,424	37,477	40,371
Property, plant and equipment at end of the year	(760,344)	(723,920)	(686,443)
Office equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	50,376	62,969
Property, plant and equipment at end of the year	40,300	50,376	62,969
Office equipment | COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	316,085	316,085	316,085
Property, plant and equipment at end of the year	316,085	316,085	316,085
Office equipment | ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of the year	(265,709)	(253,116)	(237,372)
Depreciation for the year	10,076	12,593	15,744
Property, plant and equipment at end of the year	$ (275,785)	$ (265,709)	$ (253,116)